Lease liabilities (Tables)	3 Months Ended
Mar. 31, 2025
Lease liabilities
Schedule of current and non current lease liabilities

	March 31,	December 31,
	2025	2024
	$'m	$'m

Non‑current	490.8	470.5
Current	84.0	82.1
Total lease liabilities	574.8	552.6

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	1 ‑ 3	3 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$'m	$'m	$'m	$'m	$'m	$'m

At March 31, 2025
Lease liabilities	574.8	1,178.2	95.4	189.4	180.2	713.2

At December 31, 2024
Lease liabilities	552.6	1,131.0	92.4	179.8	173.8	685.0